INCOME TAXES	12 Months Ended
Mar. 31, 2022
INCOME TAXES
INCOME TAXES

Note 18 – INCOME TAXES

Cayman Islands

Akso Health was incorporated in the Cayman Islands and is not subject to income taxes or capital gain under current laws of Cayman Islands.

Hong Kong

HK Hexindai and We Health are investment holding companies registered in Hong Kong and exempted from income tax on its foreign-derived income.

United States

The Company’s subsidiaries established in the U.S. are incorporated in the U.S. and is subject to both federal and state income taxes for its business operation in the U.S. The applicable tax rate is 21% for federal, 6.5% for We Health established in New York, 0% for Akso Remote Medical and Akso Online MediTech established in Wyoming and 8% for Akso First Health established in Massachusetts. Akso Online MediTech had $441,981 taxable income as of March 31, 2022, and other U.S. entities had no taxable income as of March 31, 2022.

PRC

The Company’s subsidiaries and VIEs established in the PRC are subject to the PRC statutory income tax rate of 25%, according to the PRC Enterprise Income Tax (“EIT”) law. The Company’s VIE Hexin Digital has been granted as the “high technology enterprise” status in 2020 and is qualified to a preferred income tax rate of 15% starting on October 1, 2020 for three years.

The Company’s basic and diluted loss per shares would have been lower by $0.01 per share for the years ended March 31, 2022 and 2021, without the preferential tax rate reduction.

i)    The components of income tax expenses are as follows:

	Year ended	Year ended	Year ended
	March 31, 2022	March 31, 2021	March 31, 2020
	USD	USD	USD
Current	131,433	482,976	446,769
Deferred	—	—	43,186
Total	131,433	482,976	489,955

All income taxes are related to income derived in the U.S. and PRC during the years ended March 31, 2022, 2021 and 2020.

PRC – continued

ii)   The following table summarizes net deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	As of	As of
	March 31, 2022	March 31, 2021
	USD	USD
Provision for loan loss – PRC entities	2,395,294	5,539,854
Net operating loss carry forwards – PRC entities	642,772	1,004,821
Net operating loss carry forwards – U.S. entities	225,639	—
Total deferred tax assets	3,263,705	6,544,675
Less: Valuation allowance	(3,263,705)	(6,544,675)
Total net deferred tax assets	—	—

According to Chinese tax regulations, net operating losses can be carried forward to offset taxable income for the next five years. For the U.S. entities, net operating losses can be carried forward indefinitely. The Company’s cumulative PRC net operating loss (“NOL”) of approximately US$2,571,000 as of March 31, 2022 was mainly from NOL of Hexin Digital, Wusu Company and Hexin Jiuding, and the NOL starts to expire in 2025. The Company considers available evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. A valuation allowance has been established for net deferred tax assets based on a more-likely-than-not threshold. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. Based upon the level of historical result of operation, PRC and U.S subsidiaries were operated at cumulative loss as of March 31, 2022 and 2021. Therefore, the Company believes it is less likely than not its subsidiaries in PRC and U.S will be able to fully utilize its deferred tax assets related to provision for loan loss or net operating loss carry forwards. As a result, The Company has provided 100% allowance on deferred tax assets on provision for loan loss and net operating loss carry forward from its subsidiaries for the year ended March 31, 2022 and 2021. The change in valuation allowance was US$(3,263,705) and US$2,284,349 for the years ended March 31, 2022 and 2021, respectively.

The net loss before taxes for the PRC entities was US$12,704,083, US$31,069,266 and US$46,873,529 for the years ended March 31, 2022, 2021 and 2020, respectively. The net loss before taxes for the U.S. entities was US$16,718,300, nil and nil for the years ended March 31, 2022, 2021 and 2020, respectively.

The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended March 31, 2022, 2021 and 2020.

	Year ended	Year ended	Year ended
	March 31, 2022	March 31, 2021	March 31, 2020
PRC Income tax statutory rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holiday and preferential tax rate	4.0%	1.0%	—
Tax rate difference outside PRC	0.6%	—	—
Non-deductible foreign losses	6.5%	4.8%	18.5%
Change in valuation allowance	19.5%	21.1%	9.1%
Non-deductible expenses and others	(4.8)%	(0.3)%	(1.5)%
Effective tax rate	(0.8)%	1.6%	1.1%

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding US$15,263 (RMB 100,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Aggregate undistributed earnings of the Company’s PRC subsidiaries and VIEs that are available for distribution was approximately negative US$30.8 million and US$36 million as of March 31, 2022 and 2021, respectively.

PRC – continued